Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plans
Contributions to employee benefit plan	$ 3.9	$ 1.8	$ 1.3
Ongoing obligation to employees subsequent to contributions to employee benefit plans	$ 0.0